Long-term loans receivable - Additional Information (Detail) € in Thousands, ¥ in Thousands, $ in Thousands		1 Months Ended				12 Months Ended
	Jan. 01, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 EUR (€)
Proceeds from collection of loans receivable						¥ 40,000	$ 6,130
Loans receivable, interest income									¥ 0
Key AAV [Member]
Long term loans receivable. Agreement term	3 years			2 years	2 years
Loans receivable principal amount	¥ 52,000			¥ 1,900						$ 291	$ 7,969	€ 243
Loans receivable, interest rate	3.00%			3.50%						3.50%	3.00%	3.00%
Proceeds from collection of loans receivable		¥ 30,000	$ 4,598	¥ 10,000	$ 1,533
Loans receivable, interest income						¥ 984	$ 151	¥ 0